Subsequent Event (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jan. 10, 2017	Jan. 31, 2017
Subsequent Event (Textual)
Payments for purchased products and services	$ 5,000
Sale of transaction ordinary shares		2,300,000
Gross proceeds received from offering cost		$ 36,053
Offering expenses to be paid		$ 951
Shareholders [Member]
Subsequent Event (Textual)
Sale of transaction ordinary shares		6,325,000
MPA [Member]
Subsequent Event (Textual)
Description of the term of the agreement	The term of the agreement is five years beginning on May 1, 2016 and extends automatically for additional one year periods unless terminated by amazon.
Warrants to purchase ordinary shares	2,932,176
Exercise price	$ 13.03
Payments for purchased products and services	$ 150,000
Vesting period	5 years
Overallotment option [Member]
Subsequent Event (Textual)
Sale of transaction ordinary shares		1,125,000
IPO [Member]
Subsequent Event (Textual)
Sale of transaction ordinary shares		8,625,000